FAIR VALUE OF FINANCIAL INSTRUMENTS - Additional Information (Details) - Cash flow hedges - Financial assets at fair value through other comprehensive income, category - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	$ (1)	$ 0	$ (3)	$ 0
Derivative financial assets	$ 98		$ 98		$ 30